   As filed with the Securities and Exchange Commission on October 23, 2006

                                          REGISTRATION STATEMENT NO. 333-113110
                                                                      811-07411
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 4
                                    AND/OR
            REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940
                               AMENDMENT NO. 60

                               -----------------

             MetLife of CT Fund UL II for Variable Life Insurance
        (formerly The Travelers Fund UL II for Variable Life Insurance)
                          (Exact name of Registrant)

                MetLife Life and Annuity Company of Connecticut
               (formerly The Travelers Life and Annuity Company)
                              (Name of Depositor)

      One Cityplace, 185 Asylum Street, Hartford, Connecticut 06103-3415
             (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including area code: (860) 308-1000

                             MARIE C. SWIFT, ESQ.
                      Metropolitan Life Insurance Company
                              501 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                               -----------------

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)

[ ] on (date), pursuant to paragraph (b)

[ ] __ days after filing pursuant to paragraph (a)(1)

[ ] on ______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being registered: Flexible Premium Variable Life Insurance Policies

================================================================================

The prospectus and Statement of Additional Information dated May 1, 2006 as filed in Post-Effective Amendment No. 3 on April 13, 2006 pursuant to Rule 485(b) of the Securities Act of 1933 and filed on May 5, 2006 pursuant to Rule 497 (File No. 333-113110/ 811-07411) are incorporated herein by reference.

The Supplement dated August 2, 2006 to the Prospectus, dated May 1, 2006, as filed on August 1, 2006 pursuant to Rule 497 is incorporated herein by reference.

The Notice of Substitution Supplement dated August 15, 2006 as filed on August 15, 2006 pursuant to Rule 497 is incorporated herein by reference.

The Supplement dated September 22, 2006 as filed on September 25, 2006 pursuant to Rule 497 is incorporated herein by reference.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (FORMERLY THE TRAVELERS INSURANCE COMPANY)
               METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE

                METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
               (FORMERLY THE TRAVELERS LIFE AND ANNUITY COMPANY)
             METLIFE OF CT FUND UL II FOR VARIABLE LIFE INSURANCE

                             METLIFE VARIABLE LIFE
                       METLIFE VARIABLE LIFE ACCUMULATOR
                 METLIFE VARIABLE LIFE ACCUMULATOR (SERIES 2)
                 METLIFE VARIABLE LIFE ACCUMULATOR--SERIES III
                     METLIFE VARIABLE SURVIVORSHIP LIFE II
                      METLIFE VARIABLE SURVIVORSHIP LIFE
                                    INVEST
                                MARKETLIFE/SM/


                      SUPPLEMENT DATED NOVEMBER 13, 2006

                                    TO THE

        PROSPECTUSES DATED MAY 2, 2005 AND MAY 1, 2006, AS SUPPLEMENTED


This supplements the information contained in the Prospectuses for the variable life insurance policies listed above. This supplement should be read in its entirety and kept together with the Prospectus for future reference.

1. VARIABLE FUNDING OPTION SUBSTITUTION


Effective on or about November 13, 2006, the Replacement Funds in the table below were substituted for the corresponding Prior Funds (one or both of which was available under each of the Policies).


For existing Policy Owners the substitution had no effect on the cash value in the Variable Funding Option. However, the number of units received in the Replacement Fund may be different than the number of units held in the Prior Fund, due to differences in the unit values. Any elections existing Policy Owners had on file for the Prior Fund for the allocation of account value and deductions have been redirected to the corresponding Replacement Fund. References in the Prospectus and Statement of Additional Information to the Prior Fund shall be deemed to refer to the Replacement Fund, including references to the Monitored Portfolios in the "TRANSFERS" section of the Prospectus.


PRIOR FUND                                            REPLACEMENT FUND
----------                                            ----------------
Lazard Retirement Small Cap Portfolio--Service Shares Third Avenue Small Cap Value Portfolio--Class B
Templeton Growth Securities Fund--Class 1             Oppenheimer Global Equity Portfolio--Class A

The following information is added, as applicable, to the table in the "FUND FEES AND EXPENSES" section of the Prospectus and replaces such information for the corresponding Prior Fund:

                                          DISTRIBUTION            TOTAL    CONTRACTUAL   NET TOTAL
                                             AND/OR              ANNUAL     FEE WAIVER    ANNUAL
UNDERLYING                     MANAGEMENT   SERVICE     OTHER   OPERATING AND/OR EXPENSE OPERATING
FUND:                             FEE     (12B-1) FEES EXPENSES EXPENSES  REIMBURSEMENT  EXPENSES
----------                     ---------- ------------ -------- --------- -------------- ---------
MET INVESTORS SERIES TRUST
 Third Avenue Small Cap Value
   Portfolio--Class B.........    0.75%       0.25%      0.05%    1.05%         --         1.05%
METROPOLITAN SERIES FUND, INC.
 Oppenheimer Global Equity
   Portfolio--Class A.........    0.60%         --       0.33%    0.93%         --         0.93%

The following information is added, as applicable, to the table that appears under "THE FUNDS" section of the Prospectus and replaces such information for the corresponding Prior Fund:

                                                                                      INVESTMENT
FUNDING OPTION                                 INVESTMENT OBJECTIVE               ADVISER/SUBADVISER
--------------                         -------------------------------------  ---------------------------
MET INVESTORS SERIES TRUST
  Third Avenue Small Cap Value
   Portfolio--Class B................. Long-term capital appreciation.        Third Avenue Management LLC
METROPOLITAN SERIES FUND, INC.
  Oppenheimer Global Equity
   Portfolio--Class A................. Capital appreciation.                  OppenheimerFunds, Inc.

2. MERGER OF PRINCIPAL UNDERWRITER AND DISTRIBUTOR


Effective on or about October 20, 2006, the principal underwriter and distributor of the Policies, MLI Distribution LLC merged with and into MetLife Investors Distribution Company. MetLife Investors Distribution Company is a wholly-owned subsidiary of MetLife Investors Group, Inc., which in turn is a wholly-owned subsidiary of MetLife, Inc. MetLife Investors Distribution Company's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. It is not anticipated that the merger will have an impact on the distribution of the Policies or the level of compensation paid in connection with such distribution. References in the Prospectus and Statement of Additional Information to the principal underwriter and distributor of the Policies shall be deemed to refer to MetLife Investors Distribution Company.

                                    PART C
                               OTHER INFORMATION
                               _________________

ITEM 26. EXHIBITS


EXHIBIT
LETTER    DESCRIPTION
-------   ------------------------------------------------------------------------------------------------------------
   a.     Resolution of the Board of Directors of The Travelers Life and Annuity Company authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to Registration Statement on
          Form S-6, File No. 033-63927, filed November 2, 1995.)

   b.     Not applicable.

   c.1.   Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity
          Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit c.1 to Post-Effective
          Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56958 filed February 7, 2003.)

   c.2.   Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to
          the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

   c.3.   Specimen Selling Agreement. (Incorporated herein by reference to Exhibit c.3. to Post-Effective Amendment
          No. 9 to the Travelers Fund UL for Variable Life Insurance Registration Statement on Form N-6, File No.
          333-96519 filed April 10, 2006.)

   d.1    Form of Variable Life Insurance Contract. (Incorporated herein by reference to Exhibit d.1. to Pre-Effective
          Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-113110, filed May 2004.)

   d.2.   Riders. (Incorporated herein by reference to Exhibit d.2 thru d.14 to Post-Effective Amendment No. 4 to the
          Registration Statement on Form N-6, File No. 333-56958, filed February 7, 2003.)

   d.3.   Name Change Endorsement. (Incorporated herein by reference to Exhibit d.15 to Post-Effective Amendment
          No. 9 to the Travelers Fund UL for Variable Life Insurance Registration Statement on Form N-6, File No.
          333-96517, filed April 10, 2006.)

   e.     Application for Variable Life Insurance Policy.(Incorporated herein by reference to Exhibit e to Post-
          Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96517, filed
          February 10, 2003.)

   f.1.   Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Travelers Separate Account TM II for Variable Annuities Registration
          Statement on Form N-4, File No. 333-40191, filed November 13, 1997.)

   f.2.   By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Travelers Separate Account TM II for Variable Annuities
          Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1997.)

   f.3.   Certificate of Amendment of the Charter of The Travelers Life and Annuity Company effective May 1, 2006.
          (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD II for Variable Annuities Registration Statement on Form N-4, File No. 033-65339 filed April 7, 2006.)

   g.     Specimen Reinsurance Contracts. (Incorporated herein by reference to Exhibit g to Post-Effective
          Amendment No. 3 to the Travelers Fund UL for Variable Life Insurance Registration Statement on Form
          N-6, File No. 333-56952, filed February 7, 2003.)

   h. 1.  Form of Participation Agreement. (Incorporated herein by reference to Exhibit h to Post-Effective
          Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

h. 2. Participation Agreement with Metropolitan Series Fund (Incorporated herein by reference to Exhibit h.2. to
      Post-Effective Amendment No. 9 to the Travelers Fund UL for Variable Life Insurance Registration
      Statement on Form N-6, File No. 333-96519, filed April 10, 2006.)

h. 3. Participation Agreement with Met Investors Series Trust (Incorporated herein by reference to Exhibit h.3. to
      Post-Effective Amendment No. 9 to the Travelers Fund UL for Variable Life Insurance Registration
      Statement on Form N-6, File No. 333-96519, filed April 10, 2006.)

 i.   Administrative Contracts. Not applicable.

 j.   None.

 k.   Opinion of Counsel regarding the legality of securities being registered. (Incorporated herein by reference to
      Exhibit k to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No.
      333-113110, filed on May 14, 2004.)

 l.   Actuarial Representation Letter. (Incorporated herein by reference to Exhibit l to Post-Effective Amendment
      No. 9 to the Registration Statement on Form N-6, File No. 333-96519, filed April 10, 2006.)

 m.   Calculations. (Incorporated herein by reference to Exhibit m to Post-Effective Amendment No.3 to the
      Regsitration Statement on Form N-6, File No. 333-113110, filed April 13, 2006.)

n. 1. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

n. 2. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. Filed herewith.

 o.   Omitted Financial Statements. Not applicable.

 p.   Initial Capital Agreements. Not applicable.

 q.   Redeemability Exemption. (Incorporated herein by reference to Exhibit q to Post-Effective Amendment No.
      27 to the Registration Statement on Form N-6, File No. 02-88637, filed April 29, 2005.)

 r.   Powers of Attorney for Michael K. Farrell, Leland C. Launer, Jr., Lisa M. Weber, Stanley J. Talbi, and
      Joseph J. Prochaska, Jr. Filed herewith.



ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

   MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company)
   One CityPlace
   185 Asylum Street
   Hartford CT 06103



 NAME AND PRINCIPAL                     POSITIONS AND OFFICES
 BUSINESS ADDRESS                       WITH INSURANCE COMPANY
 ------------------                     -------------------------------------

 Michael K. Farrell                     Director and President

 Leland C. Launer, Jr.                  Director

 Lisa M. Weber                          Director

 Steven A. Kandarian                    Executive Vice President and Chief
                                        Investment Officer

 James L. Lipscomb                      Executive Vice President and General
                                        Counsel

 Joseph J. Prochaska, Jr.               Executive Vice President and Chief
                                        Accounting Officer

 Stanley J. Talbi                       Executive Vice President and Chief
                                        Financial Officer

 Gwenn L. Carr                          Senior Vice President and Secretary

 Anthony J. Williamson                  Senior Vice President and Treasurer

PRINCIPAL BUSINESS ADDRESS:

   The principal business address of each person shown above is MetLife, Inc., One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101, except that the principal business address for Steven A. Kandarian and Michael K. Farrell is 10 Park Avenue, Morristown, NJ 07962.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Travelers Life & Annuity Company under Connecticut insurance law. The Registrant and Depositor are ultimately controlled by MetLife, Inc., a publicly traded company. No person is controlled by Registrant.

An organizational chart for MetLife, Inc. is as follows:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF SEPTEMBER 30, 2006

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2006. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Retirement Services LLC (NJ)

            a)    MetLife Investment Funds Services LLC (NJ)

            b)    MetLife Investment Funds Management LLC (NJ)

            c)    MetLife Associates LLC (DE)

                  1)   CitiStreet Equities LLC (NJ)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9989% is owned by MetLife International Holdings, Inc. and 0.0011% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.2319% is owned by MetLife International Holdings, Inc. and 4.7680% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife International Insurance Ltd. (Bermuda)

      18.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Trustee Pty Limited (Australia)

            d)    MetLife Services (Singapore) PTE Limited (Australia)

      19. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by; Natiloportem Holdings, Inc.

      20. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc., and 94.9999% is owned by MetLife International Holdings Inc.

      21. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a)    Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met
                  AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc., and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      22.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            c)    MetLife Direct Co., Ltd. (Japan)

            d)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    L/C Development Corporation (CA)

      9.    Thorngate, LLC (DE)

      10.   Alternative Fuel I, LLC (DE)

      11.   Transmountain Land & Livestock Company (MT)

      12.   MetPark Funding, Inc. (DE)

      13.   HPZ Assets LLC (DE)

      14.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      15.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      16.   MetLife (India) Private Ltd. (India)

      17.   Metropolitan Marine Way Investments Limited (Canada)

      18.   MetLife Private Equity Holdings, LLC (DE)

      19.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      20.   Metropolitan Realty Management, Inc. (DE)

      21.   Dewey Square South, LLC (NY)

      22.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      23.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        24.   Bond Trust Account A (MA)

        25.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      26.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      27.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e) RGA Reinsurance Company (Barbados) Ltd. (Barbados) (80%)

                              (i)   RGA Financial Group, L.L.C. (DE)- RGA
                                    Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv)  RGA Services India Private Limited (India)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)

                        (o)   RGA Global Reinsurance Company, Ltd. (Bermuda)

      28.   Corporate Real Estate Holdings, LLC (DE)

      29. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      30.   MetLife Tower Resources Group, Inc. (DE)

      31.   Headland - Pacific Palisades, LLC (CA)

      32.   Headland Properties Associates (CA)

      33.   Krisman, Inc. (MO)

      34.   Special Multi-Asset Receivables Trust (DE)

      35.   White Oak Royalty Company (OK)

      36.   500 Grant Street GP LLC (DE)

      37. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      38.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT)

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      7.    Pilgrim Investments York Road, LLC (DE)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

            a)    One Financial Place, LP (DE)

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  3) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

            c)    MLI Distribution LLC (DE)

            d)    Travelers Investment Adviser, Inc. (DE)

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited, Inc. (UK)

            b) MetLife Pensions Trustees Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      19.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

            b) SSB Private Selections, LLC (DE) (50%) -- SSB Private Selections, LLC ("SSB") is 45% owned by MIC and 5% owned by MLAC (the remaining 50% of SSB is owned by a third party). The capital commitment of SSB in Solomon Smith Barney Private Selection Fund I, LLC represents 24.5% of total commitments.

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      20.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      21. TRAL & Co. (CT) - TRAL & Co.is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      22.   Tribeca Distressed Securities L.L.C. (DE)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting common stock of Omega Reinsurance Corporation which has the right to elect 5 of 7 directors and other shareholders hold 100% of the participating common stock classes A and B of such corporation, which classes have the right collectively to elect 2 out of a total of 7 directors.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 29. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.


C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

The Depositor's ultimate parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and Metlife Investors Distribution Company the Registrant's underwriter, as well as certain other subsidiaries of MetLife are covered.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITER


(a) MetLife Investors Distribution Company ("MLIDC")
    5 Park Plaza, Suite 1900
    Irvine, CA 92614

    Prior to October 20, 2006, the principal underwriter for the Policies was MLI Distribution LLC (formerly Travelers Distribution LLC), which merged with and into MetLife Investors Distribution Company.

Metlife Investors Distribution Company also serves as principal underwriter and distributor for the following funds:

MetLife of CT Fund U for Variable Annuities, MetLife of CT Fund VA for Variable Annuities, MetLife of CT Fund BD for Variable Annuities, MetLife of CT Fund BD II for Variable Annuities, MetLife of CT Fund BD III for Variable Annuities, MetLife of CT Fund BD IV for Variable Annuities, MetLife of CT Fund ABD for Variable Annuities, MetLife of CT Fund ABD II for Variable Annuities, MetLife of CT Separate Account PF for Variable Annuities, MetLife of CT Separate Account PF II for Variable Annuities, MetLife of CT Separate Account QP for Variable Annuities, MetLife of CT Separate Account TM for Variable Annuities, MetLife of CT Separate Account TM II for Variable Annuities, MetLife of CT Separate Account Five for Variable Annuities, MetLife of CT Separate Account Six for Variable Annuities, MetLife of CT Separate Account Seven for Variable Annuities, MetLife of CT Separate Account Eight for Variable Annuities, MetLife of CT Separate Account Nine for Variable Annuities, MetLife of CT Separate Account Ten for Variable Annuities, MetLife of CT Fund UL for Variable Life Insurance, MetLife of CT Fund UL II for Variable Life Insurance, MetLife of CT Fund UL III for Variable Life Insurance, MetLife of CT Variable Life Insurance Separate Account One, MetLife of CT Variable Life Insurance Separate Account Two, MetLife of CT Variable Life Insurance Separate Account Three, MetLife of CT Variable Life Insurance Separate Account Four, Metropolitan Life Variable Annuity Separate Account II and Metropolitan Life Variable Annuity Separate Account I, MetLife of CT Separate Account Eleven for Variable Annuities, MetLife of CT Separate Account Twelve for Variable Annuities, MetLife of CT Separate Account Thirteen for Variable Annuities, MetLife of CT Separate Account Fourteen for Variable Annuities, MetLife Insurance Company of CT Variable Annuity Separate Account 2002, and MetLife Life and Annuity Company of CT Variable Annuity Separate Account 2002, Met Investors Series Trust, MetLife Investors USA Separate Account A, MetLife Investors Variable Annuity Account One, MetLife Investors Variable Annuity Account Five, MetLife Investors Variable Life Account Five, First MetLife Investors Variable Annuity Account One, General American Separate Account Eleven, General American Separate Account Twenty- Eight, General American Separate Account Twenty- Nine, General American Separate Account Two, Security Equity Separate Account 26, Security Equity Separate Account 27.

    (b)MetLife Investors Distribution Company is the principal underwriter for the Policies. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL         POSITIONS AND OFFICES
BUSINESS ADDRESS           WITH DEPOSITOR
-------------------------- ----------------------------------------------------------------
Michael K. Farrell ***     Director
Elizabeth M. Forget **     Executive Vice President, Investment Fund Management & Marketing
Paul A. LaPiana *          Executive Vice President, National Sales Manager-Life
Craig W. Markham *****     Director
Richard C. Pearson *       Executive Vice President, General Counsel and Secretary
Peter Gruppuso *****       Vice President, Chief Financial Officer
Paul A. Sylvester *        President, National Sales Manager-Annuities & LTC
William J. Toppeta         Director
Edward C. Wilson *         Senior Vice President, Channel Head-Wirehouse
Anthony J. Williamson **** Treasurer

--------

   *     MetLife Investors, 5 Park Plaza, Suite 1900, Irvine, CA 92614
   **    MetLife, 260 Madison Avenue, New York, NY 10016
   ***   MetLife, 10 Park Avenue, Morristown, NJ 07962
   **** MetLife, One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, NY 11101
   ***** MetLife, 485-E US Highway 1 South, Iselin, NJ 08830

    (c)Compensation From the Registrant.



        (1)                (2)                (3)             (4)         (5)
                                        COMPENSATION ON
                                       EVENTS OCCASION-
                     NET UNDERWRITING  ING THE DEDUCTION
  NAME OF PRINCIPAL   DISCOUNTS AND   OF A DEFERRED SALES  BROKERAGE     OTHER
    UNDERWRITER        COMMISSIONS           LOAD         COMMISSIONS COMPENSATION
-------------------  ---------------- ------------------- ----------- ------------
MLI Distribution LLC    $6,004,000            $0              $0           $0



   MLI Distribution LLC (formerly Travelers Distribution LLC) ("MLIDLLC"), as the principal underwriter and distributor, did not receive any fees on the Policies. The Company paid compensation directly to broker-dealers who have selling agreements with MLIDLLC.

   Tower Square Securities, Inc. provided certain limited services to MLIDLLC in the course of ordinary business as a principal underwriter to maintain its status as a broker-dealer in good standing with the NASD. Tower Square Securities, Inc. allocated such expenses to MLIDLLC.


ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

(1)MetLife Life And Annnuity Company of Connecticut (formerly The Travelers Life and Annuity Company)
   One Cityplace
   185 Asylum Street
   Hartford, Connecticut 06103-3415

ITEM 32. MANAGEMENT SERVICES

Not Applicable.

ITEM 33. FEE REPRESENTATION

The Company hereby represents that the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement under Rule 485(b) and has duly caused this post-effective amendment to this registration statement to be signed on its behalf by the undersigned duly authorized, in the City of Hartford, and State of Connecticut, on this 23rd day of October, 2006.



                         MetLife of CT Fund UL II for Variable Life Insurance
                      (formerly The Travelers Fund UL II for Variable Insurance)
                                             (Registrant)
                           MetLife Life and Annuity Company of Connecticut
                          (formerly The Travelers Life and Annuity Company)
                                             (Depositor)



                                              By: /s/ Paul L. LeClair
                                                  -----------------------------
                                                  Paul L. LeClair
                                                  Vice President and Actuary

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement under Rule 485(b) and has duly caused this post-effective amendment to this registration statement to be signed on its behalf by the undersigned duly authorized, in the City of Hartford, and State of Connecticut, on this 23rd day of October, 2006.



                                MetLife Life and Annuity Company of Connecticut
                               (formerly The Travelers Life and Annuity Company)
                                                  (Depositor)



                                              By: /s/ Paul L. LeClair
                                                  -----------------------------
                                                  Paul L. LeClair
                                                  Vice President and Actuary



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 23rd day of October, 2006.



*Michael K. Farrell                      Director and President
---------------------------------------
(Michael K. Farrell)

*Stanley J. Talbi                        Senior Vice President and Chief
---------------------------------------  Financial Officer
(Stanley J. Talbi)

*Joseph J. Prochaska, Jr.                Senior Vice President and Chief
---------------------------------------  Accounting Officer
(Joseph J. Prochaska, Jr.)

*Leland C. Launer, Jr.                   Director
---------------------------------------
(Leland C. Launer, Jr.)

*Lisa M. Weber                           Director
---------------------------------------
(Lisa M. Weber)



*By: /s/ John E. Connolly, Jr.
     ----------------------------------
     John E. Connolly, Jr., Attorney-in-fact



* The Travelers Life and Annuity Company. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX


EXHIBIT
LETTER  DESCRIPTION
------- --------------------------------------------------------------------------------

 n. 1.  Consent of KPMG LLP, Independent Registered Public Accounting Firm.

 n. 2.  Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.

 r.     Powers of Attorney